Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (98%)
Australia (USD) (1%
)
185,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) $ 184
200,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (b)(c) 198
382
Bermuda (USD) (0%
)
43,385 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.95%, 4/25/34 (a)(b) 43
Canada (USD) (7%
)
225,000 Bank of Montreal , 5.27%, 12/11/26  228
700,000 Canadian Imperial Bank of Commerce 144A,
4.41%, 6/08/28 (b)(c) 702
225,000 Canadian Imperial Bank of Commerce , 5.24%,
6/28/27  228
600,000 CDP Financial Inc. 144A, (Secured Overnight
Financing Rate + 0.400%), 5.76%, 5/19/25 (a)
(b) 601
580,000 CPPIB Capital Inc. 144A, 4.13%, 10/21/24 (b) 578
750,000 Export Development Canada , 3.38%, 8/26/25  740
250,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.036%), 5.60%,
7/02/27 (a) 252
235,000 Rogers Communications Inc. , 3.20%, 3/15/27  226
3,555
Cayman Islands (USD) (3%
)
250,000 ARES Loan Funding III Ltd. 2022-ALF3A, (3
mo. Term Secured Overnight Financing Rate +
1.270%), 0.00%, 7/25/36 (a)(b)(d) 250
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 7.24%, 12/15/39 (a)(b) 248
332,924 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 6.74%, 7/15/36 (a)(b) 331
250,000 OCP CLO Ltd. 2014-6A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
7.19%, 10/17/30 (a)(b) 250
250,000 Suci Second Investment Co. , 6.00%,
10/25/28 (e) 260
50,000 Transocean Inc. 144A, 8.25%, 5/15/29 (b) 51
1,390
Chile (USD) (0%
)
250,000 Chile Government International Bond , 2.75%,
1/31/27  237
Denmark (USD) (0%
)
235,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.730%), 1.55%, 9/10/27 (a)(b) 219
France (USD) (4%
)
355,000 Banque Federative du Credit Mutuel SA 144A,
4.94%, 1/26/26 (b) 355
200,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (b) 201
250,000 BPCE SA 144A, 5.20%, 1/18/27 (b) 252
395,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 398
Principal
or Shares Security Description
Value
(000)
400,000 Caisse d'Amortissement de la Dette Sociale
144A, 4.25%, 1/24/27 (b) $ 399
350,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (b) 354
1,959
Ireland (USD) (1%
)
150,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 6.10%, 1/15/27  154
200,000 Icon Investments Six DAC , 5.81%, 5/08/27  204
358
Japan (USD) (2%
)
290,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (b) 286
340,000 Sumitomo Mitsui Financial Group Inc. , 5.88%,
7/13/26  346
345,000 Sumitomo Mitsui Trust Bank Ltd. 144A,
5.65%, 3/09/26 (b) 350
982
Jersey (USD) (1%
)
70,000 Aptiv PLC/Aptiv Corp. , 2.40%, 2/18/25  69
250,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 6.57%,
10/23/36 (a)(b) 250
319
Malaysia (USD) (1%
)
250,000 Petronas Capital Ltd. , 3.50%, 3/18/25 (e) 247
Netherlands (USD) (3%
)
200,000 ABN AMRO Bank NV 144A, (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.650%), 6.34%, 9/18/27 (a)(b) 205
750,000 BNG Bank NV 144A, 3.50%, 8/26/24 (b) 749
200,000 Enel Finance International NV 144A, 5.13%,
6/26/29 (b) 201
1,155
Norway (USD) (1%
)
250,000 Aker BP ASA 144A, 2.88%, 1/15/26 (b) 241
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (b) 212
453
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (b) 212
Philippines (USD) (1%
)
560,000 Asian Development Bank , 4.25%, 1/09/26  558
Poland (USD) (1%
)
250,000 Bank Gospodarstwa Krajowego , 6.25%,
10/31/28 (e) 264
Qatar (USD) (1%
)
250,000 QatarEnergy , 1.38%, 9/12/26 (e) 232
Saudi Arabia (USD) (0%
)
250,000 Saudi Government International Bond , 2.90%,
10/22/25 (e) 244
Spain (USD) (0%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (a) 202
Sweden (USD) (5%
)
220,000 Kommuninvest I Sverige AB 144A, 4.25%,
12/10/25 (b) 219

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 Svensk Exportkredit AB , 3.63%, 9/03/24  $ 998
500,000 Svensk Exportkredit AB , 4.00%, 7/15/25  496
235,000 Swedbank AB 144A, 5.47%, 6/15/26 (b) 238
1,951
Switzerland (USD) (0%
)
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 205
United Arab Emirates (USD) (1%
)
250,000 MDGH GMTN RSC Ltd. , 3.00%, 3/28/27 (e) 238
United Kingdom (USD) (1%
)
200,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (b) 201
200,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (a) 202
50,000 Smith & Nephew PLC , 5.15%, 3/20/27  51
454
United States (USD) (59%
)
15,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (b) 15
65,000 Aethon United BR LP/Aethon United Finance
Corp. 144A, 8.25%, 2/15/26 (b) 66
235,000 Air Lease Corp. , 2.20%, 1/15/27 (c) 220
75,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (b) 73
60,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (b) 61
70,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (b) 68
100,000 Ally Auto Receivables Trust 2024-1, 5.08%,
12/15/28  101
70,000 Ally Financial Inc. , 5.75%, 11/20/25  70
125,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.04%, 7/26/28 (a) 126
350,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.970%), 5.39%, 7/28/27 (a) 353
240,000 Athene Global Funding 144A, 5.52%,
3/25/27 (b) 243
315,000 Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.750%), 4.83%,
7/22/26 (a) 314
14,180,630 Benchmark Mortgage Trust 2018-B6, 0.40%,
10/10/51 (f) 153
95,000 Blackstone Private Credit Fund , 2.70%,
1/15/25  94
130,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  128
85,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (b) 80
35,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (b) 36
90,000 Boeing Co. 144A, 6.26%, 5/01/27 (b) 92
200,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 7.59%, 9/15/35 (a)(b) 202
280,000 BX Commercial Mortgage Trust 2020-
VKNG 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.244%), 6.57%,
10/15/37 (a)(b) 277
Principal
or Shares Security Description
Value
(000)
295,487 BX Commercial Mortgage Trust 2024-
XL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.442%), 6.77%, 2/15/39 (a)
(b) $ 294
239,746 BX Commercial Mortgage Trust 2024-
XL5 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.691%), 7.02%, 3/15/41 (a)
(b) 239
200,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.34%, 10/15/36 (a)(b) 198
200,000 BX Trust 2024-BIO 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.642%),
6.97%, 2/15/41 (a)(b) 199
198,715 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.692%),
7.02%, 4/15/41 (a)(b) 197
200,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
7.27%, 7/15/29 (a)(b) 199
2,781,388 Cantor Commercial Real Estate Lending 2019-
CF1, 1.12%, 5/15/52 (f) 102
75,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (a) 78
150,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  151
88,563 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (b) 87
464,385 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (b) 428
500,000 Carvana Auto Receivables Trust 2024-P1 144A,
5.05%, 4/10/29 (b) 502
75,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (b) 73
70,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  70
90,000 Civitas Resources Inc. 144A, 8.38%,
7/01/28 (b) 95
190,000 CommonSpirit Health , 6.07%, 11/01/27  198
185,000 Concentrix Corp. , 6.65%, 8/02/26 (c) 189
100,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.15%,
2/25/44 (a)(b) 101
101,005 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.264%), 7.61%, 11/25/39 (a)(b) 103
144,075 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 7.90%,
7/25/42 (a)(b) 149
200,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 8.50%,
12/25/41 (a)(b) 207
100,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 106
21,000 Coty Inc. 144A, 5.00%, 4/15/26 (b) 21

Principal
or Shares Security Description
Value
(000)
200,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (b) $ 188
150,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (b) 151
400,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (b) 366
40,000 DPL Inc. , 4.13%, 7/01/25  39
165,000 Energy Transfer LP , 6.05%, 12/01/26  169
700,000 Fannie Mae Connecticut Avenue Securities
2021-R02 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.000%), 7.35%, 11/25/41 (a)(b) 705
250,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (a)(c) 249
550,000 Flagship Credit Auto Trust 2023-2 144A,
5.22%, 12/15/27 (b) 548
200,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  199
60,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (b) 61
93,488 Freddie Mac STACR REMIC Trust 2021-
HQA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
0.850%), 6.20%, 9/25/41 (a)(b) 93
100,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 8.75%, 10/25/41 (a)(b) 104
150,000 Freddie Mac STACR REMIC Trust 2021-
DNA7 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.650%), 9.00%, 11/25/41 (a)(b) 156
35,000 Freedom Mortgage Holdings LLC 144A,
9.25%, 2/01/29 (b) 35
245,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (b) 243
70,000 General Motors Financial Co. Inc. , 5.35%,
7/15/27  71
65,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  66
200,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (b) 193
85,000 Glencore Funding LLC 144A, 5.34%,
4/04/27 (b) 86
200,000 GM Financial Consumer Automobile
Receivables Trust 2024-1, 4.85%, 12/18/28  201
15,000 Graphic Packaging International LLC , 4.13%,
8/15/24  15
600,000 GreatAmerica Leasing Receivables Funding
LLC Series 2023-1 144A, 5.15%, 7/15/27 (b) 602
120,000 Gulfport Energy Corp. 144A, 8.00%,
5/17/26 (b) 122
45,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (b) 46
85,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (b) 86
385,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (b) 389
65,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.04%,
1/23/28 (a) 65
41,821 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (b) 42
Principal
or Shares Security Description
Value
(000)
105,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  $ 107
70,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (b) 68
30,000 Meritage Homes Corp. , 5.13%, 6/06/27 (c) 30
180,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (a) 179
135,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.010%), 5.65%, 4/13/28 (a) 138
225,000 National Fuel Gas Co. , 5.50%, 10/01/26  227
216,974 Navient Private Education Refi Loan Trust
2021-CA 144A, 1.06%, 10/15/69 (b) 193
246,551 Navient Private Education Refi Loan Trust
2021-FA 144A, 1.11%, 2/18/70 (b) 213
94,496 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (b)(f) 91
171,698 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (b)(f) 164
506,364 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (b) 479
466,353 OneMain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (b) 463
75,000 OneMain Finance Corp. , 7.13%, 3/15/26  76
300,000 OneMain Financial Issuance Trust 2023-2A
144A, 5.84%, 9/15/36 (b) 307
400,000 OneMain Financial Issuance Trust 2022-3A
144A, 5.94%, 5/15/34 (b) 403
125,000 ONEOK Inc. , 5.55%, 11/01/26  127
185,000 Ovintiv Inc. , 5.65%, 5/15/25  185
70,000 Penske Automotive Group Inc. , 3.50%,
9/01/25  68
45,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.35%, 1/12/27 (b) 45
200,000 PFS Financing Corp. 2023-C 144A, 5.52%,
10/15/28 (b) 203
45,000 PNC Financial Services Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.342%),
5.30%, 1/21/28 (a) 45
40,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (b) 40
180,000 Regal Rexnord Corp. , 6.05%, 2/15/26  181
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (b) 156
75,000 Ryder System Inc. , 5.30%, 3/15/27  76
44,147 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (b) 44
250,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 5.64%, 12/15/33 (b) 252
36,078 Santander Bank Auto Credit-Linked Notes
2022-B 144A, 6.79%, 8/16/32 (b) 36
80,179 Santander Bank Auto Credit-Linked Notes
2022-C 144A, 6.99%, 12/15/32 (b) 81
20,016 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (b) 20
113,896 Santander Drive Auto Receivables Trust 2023-
S1 144A, 8.14%, 4/18/28 (b) 115
35,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (a) 36
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (b) 184
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (b) 171
70,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (b) 67
30,000 SM Energy Co. 144A, 6.75%, 8/01/29 (b) 30
169,447 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (b) 146

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
292,465 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (b) $ 254
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (b) 335
75,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (b) 73
75,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  74
45,000 Summit Midstream Holdings LLC 144A,
8.63%, 10/31/29 (b) 46
25,000 Sunoco LP 144A, 7.00%, 5/01/29 (b) 26
200,000 Switch ABS Issuer LLC 2024-2A 144A, 5.44%,
6/25/54 (b) 198
281,250 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (b) 279
70,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (b) 68
620,826 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  632
300,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 298
75,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b) 76
165,000 U.S. Treasury Note , 4.25%, 3/15/27  166
1,452,000 U.S. Treasury Note , 4.38%, 8/15/26  1,455
1,435,000 U.S. Treasury Note , 4.38%, 12/15/26  1,441
940,000 U.S. Treasury Note , 4.38%, 7/15/27  948
940,000 U.S. Treasury Note , 4.63%, 6/30/26  946
115,000 U.S. Treasury Note , 4.63%, 6/15/27  117
415,000 U.S. Treasury Note , 5.00%, 8/31/25  416
50,000 USA Compression Partners LP/USA
Compression Finance Corp. 144A, 7.13%,
3/15/29 (b) 51
450,000 Vantage Data Centers Issuer LLC 2020-1A
144A, 1.65%, 9/15/45 (b) 430
100,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (b) 103
75,000 VICI Properties LP , 4.38%, 5/15/25  74
40,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (b) 39
250,000 Volkswagen Group of America Finance LLC
144A, 5.30%, 3/22/27 (b) 253
225,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  214
265,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (a) 262
90,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (a) 92
5,581,076 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.91%, 8/15/51 (f) 130
Principal
or Shares Security Description
Value
(000)
300,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.55%, 11/15/27 (b) $ 300
170,000 Whistler Pipeline LLC 144A, 5.40%,
9/30/29 (b) 172
295,500 Wingstop Funding LLC 2020-1A 144A,
2.84%, 12/05/50 (b) 273
40,000 XHR LP 144A, 6.38%, 8/15/25 (b) 40
27,775
Total Bonds
(Cost - $44,430) 43,634
Commercial Paper(d) (5%
)
500,000 Canadian National Railway Company Co. ,
5.50%, 8/29/24 498
425,000 Enel Finance America LLC , 5.57%, 9/27/24 421
500,000 Glencore Funding LLC , 5.59%, 8/30/24 498
500,000 TransCanada Pipelines Limited , 5.47%, 8/06/24 499
250,000 VW Credit Inc. , 5.60%, 8/02/24 250
250,000 VW Credit Inc. , 5.62%, 8/21/24 249
Total Commercial Paper (Cost - $2,416)
2,415
Investment Company (6%)
2,857,220 Payden Cash Reserves Money Market Fund*
(Cost - $2,857)  2,857
Total Investments (Cost - $49,703)  (104%)
48,906
Liabilities in excess of Other Assets ( -4% )
(1,736)
Net Assets (100%)
$ 47,170
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $1,020 and the total market value of the collateral held by the Fund is $1,054. Amounts in 000s.
(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 213 GBP  168 Barclays Bank PLC 09/26/2024 $ (3)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 45 Sep-24 $ 9,242 $ 67 $ 67
Short Contracts:
U.S. Treasury 5-Year Note Future 7 Sep-24 (755) (16) (16)
Total Futures
$51